Securities Securities - Gross Unrealized Losses (Details) (USD $)	Dec. 31, 2011 Securities		Dec. 31, 2010 Securities
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than Twelve Months, Fair Value	$ 25,233,000,000	[1]	$ 128,960,000,000	[1]
Less than Twelve Months, Gross Unrealized Losses	(344,000,000)	[1]	(3,395,000,000)	[1]
Twelve Months or Longer, Fair Value	48,555,000,000	[1]	6,105,000,000	[1]
Twelve Months or Longer, Gross Unrealized Losses	(1,346,000,000)	[1]	(1,123,000,000)	[1]
Total, Fair Value	73,788,000,000	[1]	135,065,000,000	[1]
Total, Gross Unrealized Losses	(1,690,000,000)	[1]	(4,518,000,000)	[1]
Table Details [Abstract]
Number of Available for Sale Securities Amortized Cost Exceeds Fair Value	3,800		8,500
Available for Sale Securities Amortized Cost Exceeding Fair Value	1,700,000,000		4,500,000,000
Temporarily Impaired [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than Twelve Months, Fair Value	25,075,000,000		128,764,000,000
Less than Twelve Months, Gross Unrealized Losses	(316,000,000)		(3,376,000,000)
Twelve Months or Longer, Fair Value	48,066,000,000		5,352,000,000
Twelve Months or Longer, Gross Unrealized Losses	(1,301,000,000)		(568,000,000)
Total, Fair Value	73,141,000,000		134,116,000,000
Total, Gross Unrealized Losses	(1,617,000,000)		(3,944,000,000)
Temporarily Impaired [Member] | United States Treasury And Agency Securities Member
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than Twelve Months, Fair Value			27,384,000,000
Less than Twelve Months, Gross Unrealized Losses			(763,000,000)
Twelve Months or Longer, Fair Value	38,269,000,000		2,382,000,000
Twelve Months or Longer, Gross Unrealized Losses	(811,000,000)		(149,000,000)
Total, Fair Value	38,269,000,000		29,766,000,000
Total, Gross Unrealized Losses	(811,000,000)		(912,000,000)
Temporarily Impaired [Member] | Debt Securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than Twelve Months, Fair Value	25,044,000,000		128,757,000,000
Less than Twelve Months, Gross Unrealized Losses	(315,000,000)		(3,374,000,000)
Twelve Months or Longer, Fair Value	48,060,000,000		5,333,000,000
Twelve Months or Longer, Gross Unrealized Losses	(1,295,000,000)		(557,000,000)
Total, Fair Value	73,104,000,000		134,090,000,000
Total, Gross Unrealized Losses	(1,610,000,000)		(3,931,000,000)
Temporarily Impaired [Member] | Agency Securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than Twelve Months, Fair Value	4,679,000,000		85,517,000,000
Less than Twelve Months, Gross Unrealized Losses	(13,000,000)		(2,240,000,000)
Twelve Months or Longer, Fair Value	474,000,000
Twelve Months or Longer, Gross Unrealized Losses	(8,000,000)
Total, Fair Value	5,153,000,000		85,517,000,000
Total, Gross Unrealized Losses	(21,000,000)		(2,240,000,000)
Temporarily Impaired [Member] | Collateralized Mortgage Obligations [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than Twelve Months, Fair Value	11,448,000,000		3,220,000,000
Less than Twelve Months, Gross Unrealized Losses	(134,000,000)		(23,000,000)
Twelve Months or Longer, Fair Value	976,000,000
Twelve Months or Longer, Gross Unrealized Losses	(33,000,000)
Total, Fair Value	12,424,000,000		3,220,000,000
Total, Gross Unrealized Losses	(167,000,000)		(23,000,000)
Temporarily Impaired [Member] | Residential Mortgage Backed Securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than Twelve Months, Fair Value	2,112,000,000		6,385,000,000
Less than Twelve Months, Gross Unrealized Losses	(59,000,000)		(205,000,000)
Twelve Months or Longer, Fair Value	3,950,000,000		2,245,000,000
Twelve Months or Longer, Gross Unrealized Losses	(350,000,000)		(274,000,000)
Total, Fair Value	6,062,000,000		8,630,000,000
Total, Gross Unrealized Losses	(409,000,000)		(479,000,000)
Temporarily Impaired [Member] | Commercial Mortgage Backed Securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than Twelve Months, Fair Value	55,000,000		47,000,000
Less than Twelve Months, Gross Unrealized Losses	(1,000,000)		(1,000,000)
Total, Fair Value	55,000,000		47,000,000
Total, Gross Unrealized Losses	(1,000,000)		(1,000,000)
Temporarily Impaired [Member] | Foreign Securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than Twelve Months, Fair Value	1,008,000,000
Less than Twelve Months, Gross Unrealized Losses	(13,000,000)
Twelve Months or Longer, Fair Value	165,000,000		70,000,000
Twelve Months or Longer, Gross Unrealized Losses	(1,000,000)		(7,000,000)
Total, Fair Value	1,173,000,000		70,000,000
Total, Gross Unrealized Losses	(14,000,000)		(7,000,000)
Temporarily Impaired [Member] | Corporate Bond Securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than Twelve Months, Fair Value	415,000,000		465,000,000
Less than Twelve Months, Gross Unrealized Losses	(29,000,000)		(9,000,000)
Twelve Months or Longer, Fair Value	111,000,000		22,000,000
Twelve Months or Longer, Gross Unrealized Losses	(8,000,000)		(1,000,000)
Total, Fair Value	526,000,000		487,000,000
Total, Gross Unrealized Losses	(37,000,000)		(10,000,000)
Temporarily Impaired [Member] | Other Debt Obligations [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than Twelve Months, Fair Value	4,210,000,000		3,414,000,000
Less than Twelve Months, Gross Unrealized Losses	(41,000,000)		(38,000,000)
Twelve Months or Longer, Fair Value	1,361,000,000		46,000,000
Twelve Months or Longer, Gross Unrealized Losses	(19,000,000)		(7,000,000)
Total, Fair Value	5,571,000,000		3,460,000,000
Total, Gross Unrealized Losses	(60,000,000)		(45,000,000)
Temporarily Impaired [Member] | Taxable Securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than Twelve Months, Fair Value	23,927,000,000		126,432,000,000
Less than Twelve Months, Gross Unrealized Losses	(290,000,000)		(3,279,000,000)
Twelve Months or Longer, Fair Value	45,306,000,000		4,765,000,000
Twelve Months or Longer, Gross Unrealized Losses	(1,230,000,000)		(438,000,000)
Total, Fair Value	69,233,000,000		131,197,000,000
Total, Gross Unrealized Losses	(1,520,000,000)		(3,717,000,000)
Temporarily Impaired [Member] | Tax-exempt securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than Twelve Months, Fair Value	1,117,000,000		2,325,000,000
Less than Twelve Months, Gross Unrealized Losses	(25,000,000)		(95,000,000)
Twelve Months or Longer, Fair Value	2,754,000,000		568,000,000
Twelve Months or Longer, Gross Unrealized Losses	(65,000,000)		(119,000,000)
Total, Fair Value	3,871,000,000		2,893,000,000
Total, Gross Unrealized Losses	(90,000,000)		(214,000,000)
Temporarily Impaired [Member] | Equity Securities
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than Twelve Months, Fair Value	31,000,000		7,000,000
Less than Twelve Months, Gross Unrealized Losses	(1,000,000)		(2,000,000)
Twelve Months or Longer, Fair Value	6,000,000		19,000,000
Twelve Months or Longer, Gross Unrealized Losses	(6,000,000)		(11,000,000)
Total, Fair Value	37,000,000		26,000,000
Total, Gross Unrealized Losses	(7,000,000)		(13,000,000)
Other Than Temporarily Impaired [Member] | Residential Mortgage Backed Securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than Twelve Months, Fair Value	158,000,000	[2]	128,000,000	[2]
Less than Twelve Months, Gross Unrealized Losses	28,000,000	[2]	(11,000,000)	[2]
Twelve Months or Longer, Fair Value	489,000,000	[2]	530,000,000	[2]
Twelve Months or Longer, Gross Unrealized Losses	45,000,000	[2]	(439,000,000)	[2]
Total, Fair Value	647,000,000	[2]	658,000,000	[2]
Total, Gross Unrealized Losses	73,000,000	[2]	(450,000,000)	[2]
Other Than Temporarily Impaired [Member] | Other Debt Obligations [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Twelve Months or Longer, Fair Value			223,000,000	[2]
Twelve Months or Longer, Gross Unrealized Losses			(116,000,000)	[2]
Total, Fair Value			223,000,000	[2]
Total, Gross Unrealized Losses			(116,000,000)	[2]
Other Than Temporarily Impaired [Member] | Tax-exempt securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than Twelve Months, Fair Value			68,000,000	[2]
Less than Twelve Months, Gross Unrealized Losses			(8,000,000)	[2]
Total, Fair Value			68,000,000	[2]
Total, Gross Unrealized Losses			$ (8,000,000)	[2]

[1]	At December 31, 2011 and 2010, the amortized cost of approximately 3,800 and 8,500 AFS securities exceeded their fair value by $1.7 billion and $4.5 billion.
[2]	Includes other-than-temporarily impaired AFS debt securities on which a portion of the OTTI loss remains in OCI.